UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  November  9, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:       471,641,004

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND
FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------


AT&T WIRELESS                  CS               001957406     8684   416000 SH       SOLE                   416000
BESTFOOD CORP                  CS               08658U101    92970  1277939 SH       SOLE                  1277939
BUSH BOAKE                     CS               123162109     7391   154588 SH       SOLE                   154588
CLEARNET COMMUNICATIONS        CS               184902104     8570   193400 SH       SOLE                   193400
COLUMBIA ENERGY                CS               197648108    62303   877513 SH       SOLE                   877513
DAISEY TEK INT'L               CS               234053106     1578   249983 SH       SOLE                   249983
DELUXE                         CS               248019101     1160    57100 SH       SOLE                    57100
DLJ                            CS               257661108     9937   111100 SH       SOLE                   111100
ELAN CORP RTS                  RT                              312   321684 SH       SOLE                   321684
HNC SOFTWARE                   CS               40425P107    13638   166700 SH       SOLE                   166700
HNC SOFTWARE WI                CS               40425P107      334    20000 SH       SOLE                    20000
INFINITY BROADCASTING          CS               45662S102     3831   116100 SH       SOLE                   116100
INFINITY BROADCASTING CLA      CS               45662S102     2372    71878 SH       SOLE                    71878
LHS GROUP                      CS               501938104     1347    30300 SH       SOLE                    30300
LYCOS CORP                     CS               550818108     3066    44600 SH       SOLE                    44600
MALLINCKRODT                   CS               561232109     5211   114205 SH       SOLE                   114205
METHODE ELECTRONICS A          CS               591520200     3128    70600 SH       SOLE                    70600
MIPS TECHNOLOGY CL B           CS               604567206     2672    69395 SH       SOLE                    69395
NI 10-39 PUT                   PT                             5850   400000 SH  Put  SOLE                   400000
NISOURCE                       CS               65473P105    18557   761300 SH       SOLE                   761300
NISOURCE SAILS WI              CS                              231   119000 SH       SOLE                   119000
NORTEL NETWORKS                CS               656569100    12615   211800 SH       SOLE                   211800
PAINE WEBBER                   CS               695629105    81982  1203400 SH       SOLE                  1203400
PFS WEB                        CS               717098107      165    78630 SH       SOLE                    78630
RAYTECH GROUP                  CS               755103108      592   201700 SH       SOLE                   201700
RESURGENCE PROPERTIES COMMON   CS               76126R109        0   767400 SH       SOLE                   767400
TERRA NETWORKS                 CS               88100W103      834    22700 SH       SOLE                    22700
TIME WARNER INC.               CS               887315109    52632   672618 SH       SOLE                   672618
VOICESTREAM                    CS               928615103     7326    63117 SH       SOLE                    63117
WESLEY JENSEN                  CS               951018100     3653    95045 SH       SOLE                    95045
YOUNG & RUBICAM                CS               987425105    47596   961530 SH       SOLE                   961530
ZIFF DAVIS                     CS               989511100    11104  1366700 SH       SOLE                  1366700